Accumulated other comprehensive income (loss), net of tax (Tables)	12 Months Ended
Mar. 31, 2022
Changes in Each Component of AOCI
Changes in each component of AOCI for the fiscal years ended March 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022

	(in millions of yen)
AOCI, balance at beginning of fiscal year, previously reported	164,021	(9,494)	318,114
Cumulative effect of change in accounting principles	(1,052)	—	—
AOCI, balance at beginning of fiscal year, adjusted	162,969	(9,494)	318,114

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	22,019	(19,592)	(8,173)
Unrealized holding gains (losses) during year	(22,566)	(4,911)	(35,922)
Less: reclassification adjustments for losses (gains) included in net income	(19,045)	16,330	19,049

Change during year	(41,611)	11,419	(16,873)

Balance at end of fiscal year	(19,592)	(8,173)	(25,046)

Foreign currency translation adjustments:
Balance at beginning of fiscal year, previously reported	(58,558)	(109,872)	(86,873)
Cumulative effect of change in accounting principles (Note)	(1,052)	—	—
Balance at beginning of fiscal year, adjusted	(59,610)	(109,872)	(86,873)
Foreign currency translation adjustments during year	(49,888)	22,704	181,722
Less: reclassification adjustments for losses (gains) included in net income	(374)	295	(745)

Change during year	(50,262)	22,999	180,977

Balance at end of fiscal year	(109,872)	(86,873)	94,104

Defined benefit plan adjustments:
Balance at beginning of fiscal year	196,446	69,455	397,153
Unrealized gains (losses) during year	(122,219)	331,668	(22,825)
Less: reclassification adjustments for losses (gains) included in net income	(4,772)	(3,970)	(18,973)

Change during year	(126,991)	327,698	(41,798)

Balance at end of fiscal year	69,455	397,153	355,355

Own credit risk adjustments :
Balance at beginning of fiscal year	4,114	50,515	16,007
Unrealized gains (losses) during year	45,560	(30,345)	(858)
Less: reclassification adjustments for losses (gains) included in net income	841	(4,163)	550

Change during year	46,401	(34,508)	(308)

Balance at end of fiscal year	50,515	16,007	15,699
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(172,463)	327,608	121,998

AOCI, balance at end of fiscal year	(9,494)	318,114	440,112

Note:
The MHFG Group adopted ASU
No.2017-12,
“Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU
No.2017-12”)
on April 1, 2019 and the ASU
No.2017-12
eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income
The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2022:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders

	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(27,553)	8,504	(19,049)	—	(19,049)	Investment gains (losses)—net
Foreign currency translation adjustments	745	—	745	—	745	Investment gains (losses)—net
Defined benefit plan adjustments	26,745	(7,748)	18,997	(24)	18,973	Salaries and employee benefits
Own credit risk adjustments	(885)	271	(614)	64	(550)	Other noninterest income (expenses)

Total	(948)	1,027	79	40	119

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expens
e
 (benefit) and Net income (loss), respectively.